Fair Value	12 Months Ended
Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Fair Value

28.	FAIR VALUE

The Corporation determined that the carrying values of its short-term financial assets and liabilities approximate their fair value because of the relatively short periods to maturity of these instruments and low risk of credit.

Certain of the Corporation’s financial assets and liabilities are measured at fair value at the end of each reporting period. The following table provides information about how the fair values of these financial assets and liabilities are determined as at each of December 31, 2017 and December 31, 2016:

	As at December 31, 2017
	Fair value & carrying value	Level 1	Level 2	Level 3
	$000’s	$000’s	$000’s	$000’s
Funds - Available-for-sale	7,045	7,045	—	—
Bonds - Available-for-sale	115,343	115,343	—	—
Equity in private companies - Available-for-sale	6,981	—	—	6,981
Equity in quoted companies - Available-for-sale	281	281	—	—
Total available-for-sale	129,650	122,669	—	6,981
Derivatives	2,037	—	2,037	—
Total financial assets	131,687	122,669	2,037	6,981

Derivatives	111,762	—	111,762	—
Total financial liabilities	111,762	—	111,762	—

	As at December 31, 2016
	Fair value & carrying value	Level 1	Level 2	Level 3
	$000’s	$000’s	$000’s	$000’s
Funds - Available-for-sale	58,518	58,518	—	—
Bonds - Available-for-sale	98,605	98,605	—	—
Equity in private companies - Available-for-sale	6,921	—	—	6,921
Equity in quoted companies - Available-for-sale	115,480	115,480	—	—
Total available-for-sale	279,524	272,603	—	6,921
Equity in quoted companies - Fair value through profit/loss	8,328	—	—	8,328
Debentures - Fair value through profit/loss	7,556	—	7,556	—
Total fair value through profit/loss	15,884	—	7,556	8,328
Derivatives	52,038	—	52,038	—
Total financial assets	347,446	272,603	59,594	15,249

Derivatives	10,516	—	4,922	5,594
Provisions	195,506	—	—	195,506
Total financial liabilities	206,022	—	4,922	201,100

Refer to note 31 for details on credit risk for the above financial assets.

The fair values of other financial assets and liabilities measured at amortized cost on the consolidated statements of financial position as at each of December 31, 2017, and December 31, 2016 are as follows:

	As at December 31, 2017
	Fair value	Level 1	Level 2	Level 3
	$000’s	$000’s	$000’s	$000’s
First Lien Term Loans	2,370,335	2,370,335	—	—
USD Second Lien Term Loan	95,713	95,713	—	—
Total financial liabilities	2,466,048	2,466,048	—	—

	As at December 31, 2016
	Fair value $000’s	Level 1 $000’s	Level 2 $000’s	Level 3 $000’s
Promissory note	4,827	—	—	4,827
Total financial assets	4,827	—	—	4,827

First Lien Term Loans	2,336,792	2,336,792	—	—
USD Second Lien Term Loan	209,870	209,870	—	—
Total financial liabilities	2,546,662	2,546,662	—	—

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When measuring the fair value of an asset or a liability, the Corporation uses market observable data to the extent possible. If the fair value of an asset or a liability is not directly observable, it is estimated by the Corporation using valuation techniques that maximize the use of relevant observable inputs and minimize the use of unobservable inputs (e.g., by the use of the market comparable approach that reflects recent transaction prices for similar items, discounted cash flow analysis, or option pricing models refined to reflect the Corporation’s specific circumstances). Inputs used are consistent with the characteristics of the asset or liability that market participants would take into account.

For the Corporation’s financial instruments which are recognized in the consolidated statements of financial position at fair value, the fair value measurements are categorized based on the lowest level input that is significant to the fair value measurement in its entirety and the degree to which the inputs are observable. The significance levels are classified as follows in the fair value hierarchy:

•	Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities;
•	Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly; and
•	Level 3 – Inputs for the asset or liability that are not based on observable market data.

Transfers between levels of the fair value hierarchy are recognized by the Corporation at the end of the reporting period during which the transfer occurred as part of its periodic review of fair values. There were transfers out of Level 3 and into Level 2 during Q3 2017 in respect of the NYX Sub Preferred Shares (see Level 3 fair value table below). Following this transfer, the Corporation sold the NYX Sub Preferred Shares as part of its disposition of all its NYX Gaming Group investments to Scientific Games during the year ended December 31, 2017 (note 7).

Valuation of Level 2 fair values

Derivative Financial Instruments

Currently, the Corporation uses cross currency swap and interest rate swap agreements to manage its interest rate and foreign currency risk and foreign currency forward and option contracts to manage foreign currency risk. The valuation of these instruments is determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves, spot and forward rates, as well as option volatility.

To comply with the provisions of IFRS 13, Fair value measurement, the Corporation incorporates credit valuation adjustments to appropriately reflect both its own non-performance risk and the respective counterparty’s non-performance risk in the fair value measurements. In adjusting the fair value of its derivative contracts for the effect of non-performance risk, the Corporation has considered the impact of netting and any applicable credit enhancements, such as collateral postings, thresholds, mutual puts, and guarantees.

Although the Corporation has determined that the majority of the inputs used to value its derivatives fall within Level 2 (excluding, as at December 31, 2016, the put option in relation to Stars Fantasy) of the fair value hierarchy, the credit valuation adjustments associated with its derivatives utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by itself and its counterparties. However, as of December 31, 2017 and December 31, 2016, the Corporation has assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and has determined that the credit valuation adjustments are not significant to the overall valuation of its derivatives. As a result, the Corporation has determined that its derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy. The put option in relation to Stars Fantasy, previously classified as Level 3 in the fair value hierarchy, was settled during the year end December 31, 2017.

NYX Sub Preferred Shares

The Corporation changed its valuation methodology for the NYX Sub Preferred Shares from a binomial valuation approach to a net present value approach using a discount rate of 2.3%, during the period ended September 30, 2017, based on the offer price from Scientific Games. Prior to this the investment was classified as a Level 3 financial asset (2016: Level 3 financial asset). The Corporation disposed of all its investments in NYX Gaming Group during the period ended December 31, 2017 (see note 13).

Reconciliation of Level 3 fair values

Some of the Corporation’s financial assets and liabilities are classified as Level 3 of the fair value hierarchy because the respective fair value determinations use inputs that are not based on observable market data. As at December 31, 2016 and December 31, 2017, for each Level 3 asset or liability the valuation techniques and key inputs used by the Corporation were as follows:

-

Equity in private companies (Level 3 Asset): Given the nature of the investee’s business, there is no readily available market data to carry an extensive valuation. The Corporation assesses for impairment on an annual basis using latest management budgets, long-term revenue growth rates and pre-tax operating margins.

-	Promissory note (Level 3 Promissory note): The Corporation received the full balance of the Promissory note during the year ended December 31, 2017 (2016 – 11.3% discount rate).
-

Deferred consideration (Level 3 Liability): The Corporation paid the remaining balance of the deferred consideration for the Stars Interactive Group Acquisition in full during the year ended December 31, 2017. See also note 24.

-	Stars Fantasy put option (Level 3 Liability): The option was exercised during the year ended December 31, 2017. See also note 21.
-

Innova EBITDA support agreement (Level 3 Liability): As previously disclosed, in connection with the Innova Offering, the Corporation entered into an EBITDA support agreement with Innova. The Corporation uses a net present value approach for the Innova EBITDA support agreement using a 5.7% discount rate (2016 – 5.7% discount rate). The higher the discount rate, the lower the fair value. If the discount rate was 3.9% higher/lower while all other variables were held constant, the carrying amount would decrease/increase by CDN$0.1 million. See also note 24.

-

Licensing Agreement (Level 3 Liability): As previously disclosed, in connection with the Chartwell/Cryptologic Sale, a subsidiary of the Corporation entered into the Licensing Agreement. The Corporation uses a net present value approach for the Licensing Agreement using a 5.7% discount rate, 9% revenue share percentage and long-term revenue forecast (2016 – 5.7% and 9% respectively). The higher the discount rate, the lower the fair value. If the discount rate was 3.9% higher/lower while all other variables were held constant, the carrying amount would decrease/increase by CDN$0.15 million. See also note 13.

The following table shows a reconciliation from opening balances to the closing balances for Level 3 fair values:

	Level 3 Asset	Level 3 Promissory note
	$000’s	$000’s
Balance – January 1, 2016	27,679	7,700
Loss included in gain (loss) from investments	(14,124)	—
Interest and accretion included in income from investments and financial expenses	—	888
Purchases	11,754	—
Sales	(2,566)	—
Reclassification	501	—
Conversion of Level 3 instruments	(8,377)	—
Loss on settlement	—	(3,761)
Unrealized gain included in other comprehensive income	382	—
Balance – December 31, 2016	15,249	4,827
Gain included in income from investments	(398)	—
Interest accretion included in financial expenses	—	256
Gain on settlement	—	3,001
Settlement of promissory note	—	(8,084)
Unrealized gain included in other comprehensive income	656	—
NYX Sub Preferred Shares transfer out of Level 3 (see notes above)	(8,526)	—
Balance – December 31, 2017	6,981	—

Level 3 Liability
$000’s
Balance – January 1, 2016	380,680
Accretion	22,887
Repayment of deferred consideration	(200,000)
Gain on settlement of deferred consideration	(2,467)
Balance – December 31, 2016	201,100
Accretion	2,048
Repayment of deferred consideration	(197,510)
Gain on settlement of deferred consideration	(44)
Settlement of put liability	(5,594)
Balance – December 31, 2017	—